American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
November 30, 2021

American Century STOXX® U.S. Quality Growth ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	872	290,655
Textron, Inc.	3,943	279,164
		569,819
Air Freight and Logistics — 1.9%
FedEx Corp.	1,220	281,051
United Parcel Service, Inc., Class B	21,237	4,212,784
		4,493,835
Auto Components — 0.1%
Autoliv, Inc.	2,928	282,230
Automobiles — 1.3%
Tesla, Inc.(1)	2,706	3,097,721
Beverages — 0.5%
Brown-Forman Corp., Class B	3,999	281,369
Coca-Cola Co. (The)	5,366	281,447
Monster Beverage Corp.(1)	7,218	604,724
		1,167,540
Biotechnology — 3.9%
Exelixis, Inc.(1)	17,234	289,359
Halozyme Therapeutics, Inc.(1)	8,568	281,716
Horizon Therapeutics plc(1)	5,726	594,130
Incyte Corp.(1)	4,702	318,419
Neurocrine Biosciences, Inc.(1)	13,776	1,146,852
Regeneron Pharmaceuticals, Inc.(1)	5,543	3,528,286
Vertex Pharmaceuticals, Inc.(1)	16,051	3,000,574
		9,159,336
Building Products — 0.9%
Builders FirstSource, Inc.(1)	24,531	1,703,433
Masco Corp.	4,396	289,696
		1,993,129
Capital Markets — 3.5%
Ameriprise Financial, Inc.	990	286,704
Blackstone, Inc.	20,607	2,914,860
Carlyle Group, Inc. (The)	5,310	290,404
Coinbase Global, Inc., Class A(1)	948	298,620
FactSet Research Systems, Inc.	645	302,228
Invesco Ltd.	12,260	273,766
LPL Financial Holdings, Inc.	2,984	470,308
MarketAxess Holdings, Inc.	1,654	583,349
Moody's Corp.	1,553	606,664
MSCI, Inc.	477	300,248
Raymond James Financial, Inc.	2,981	293,002
S&P Global, Inc.	1,310	597,006
T. Rowe Price Group, Inc.	1,441	288,128
Tradeweb Markets, Inc., Class A	6,695	642,720
		8,148,007
Chemicals — 0.2%
Corteva, Inc.	6,261	281,745
Ecolab, Inc.	1,286	284,810
		566,555

Commercial Services and Supplies — 1.0%
Republic Services, Inc.	2,177	287,930
Waste Management, Inc.	12,753	2,049,025
		2,336,955
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	15,042	1,866,110
Consumer Finance — 0.5%
American Express Co.	1,755	267,287
Upstart Holdings, Inc.(1)	4,560	934,298
		1,201,585
Containers and Packaging — 0.2%
Avery Dennison Corp.	1,358	278,485
Sealed Air Corp.	4,561	283,329
		561,814
Distributors — 0.1%
Pool Corp.	535	296,454
Electrical Equipment — 0.1%
Generac Holdings, Inc.(1)	695	292,762
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	1,532	290,099
IPG Photonics Corp.(1)	1,826	299,811
Keysight Technologies, Inc.(1)	1,537	298,916
		888,826
Entertainment — 0.3%
Netflix, Inc.(1)	461	295,916
Take-Two Interactive Software, Inc.(1)	1,818	301,570
		597,486
Equity Real Estate Investment Trusts (REITs) — 1.2%
Regency Centers Corp.	4,062	281,659
SBA Communications Corp.	4,608	1,584,230
Weyerhaeuser Co.	21,904	823,810
		2,689,699
Food and Staples Retailing — 0.3%
BJ's Wholesale Club Holdings, Inc.(1)	4,322	285,900
Costco Wholesale Corp.	551	297,199
		583,099
Food Products — 0.8%
Darling Ingredients, Inc.(1)	20,226	1,365,659
Hershey Co. (The)	3,293	584,475
		1,950,134
Health Care Equipment and Supplies — 4.6%
Abbott Laboratories	2,410	303,106
Align Technology, Inc.(1)	8,194	5,010,877
DexCom, Inc.(1)	509	286,358
Edwards Lifesciences Corp.(1)	5,328	571,748
Hologic, Inc.(1)	40,332	3,014,010
IDEXX Laboratories, Inc.(1)	970	589,828
Intuitive Surgical, Inc.(1)	893	289,636
Penumbra, Inc.(1)	1,170	287,410
STAAR Surgical Co.(1)	5,797	551,816
		10,904,789
Health Care Providers and Services — 0.6%
Chemed Corp.	603	280,690
Encompass Health Corp.	4,705	271,102
Henry Schein, Inc.(1)	3,900	277,134

Molina Healthcare, Inc.(1)	1,960	558,953
		1,387,879
Health Care Technology — 1.5%
Cerner Corp.	4,058	285,886
Omnicell, Inc.(1)	1,634	289,218
Veeva Systems, Inc., Class A(1)	10,398	2,938,267
		3,513,371
Hotels, Restaurants and Leisure — 4.5%
Chipotle Mexican Grill, Inc.(1)	2,110	3,467,595
Choice Hotels International, Inc.	23,967	3,440,463
Churchill Downs, Inc.	5,171	1,159,442
Darden Restaurants, Inc.	2,021	278,797
Marriott International, Inc., Class A(1)	1,906	281,249
Starbucks Corp.	2,641	289,559
Texas Roadhouse, Inc.	13,502	1,119,856
Wyndham Hotels & Resorts, Inc.	3,481	276,670
Yum! Brands, Inc.	2,369	291,008
		10,604,639
Household Durables — 0.9%
Lennar Corp., Class A	2,712	284,896
NVR, Inc.(1)	58	303,070
PulteGroup, Inc.	5,670	283,670
Tempur Sealy International, Inc.	20,488	877,706
Whirlpool Corp.	1,298	282,626
		2,031,968
Household Products — 0.3%
Colgate-Palmolive Co.	5,695	427,239
Procter & Gamble Co. (The)	2,007	290,172
		717,411
Insurance — 0.4%
Arch Capital Group Ltd.(1)	6,859	276,966
Everest Re Group Ltd.	2,147	550,448
		827,414
Interactive Media and Services — 4.0%
Alphabet, Inc., Class C(1)	1,534	4,370,427
Match Group, Inc.(1)	2,223	288,968
Meta Platforms, Inc., Class A(1)	11,561	3,751,082
ZoomInfo Technologies, Inc., Class A(1)	17,734	1,094,188
		9,504,665
Internet and Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	86	301,608
eBay, Inc.	4,187	282,455
Etsy, Inc.(1)	6,439	1,768,021
		2,352,084
IT Services — 5.6%
Cognizant Technology Solutions Corp., Class A	3,716	289,774
EPAM Systems, Inc.(1)	4,977	3,028,753
Gartner, Inc.(1)	18,511	5,780,060
Globant SA(1)	1,067	282,766
Mastercard, Inc., Class A	913	287,522
PayPal Holdings, Inc.(1)	1,598	295,454
Shopify, Inc., Class A(1)	1,907	2,902,054
Visa, Inc., Class A	1,511	292,786
		13,159,169

Leisure Products — 0.9%
Brunswick Corp.	2,996	281,355
Mattel, Inc.(1)	13,425	284,744
YETI Holdings, Inc.(1)	15,612	1,438,802
		2,004,901
Life Sciences Tools and Services — 3.1%
Agilent Technologies, Inc.	1,939	292,595
Avantor, Inc.(1)	61,336	2,421,545
Bruker Corp.	3,865	313,026
Danaher Corp.	959	308,453
IQVIA Holdings, Inc.(1)	1,131	293,076
PerkinElmer, Inc.	1,671	304,389
Repligen Corp.(1)	1,115	319,448
West Pharmaceutical Services, Inc.	6,966	3,083,570
		7,336,102
Machinery — 0.6%
AGCO Corp.	2,475	272,770
Chart Industries, Inc.(1)	3,347	584,219
Cummins, Inc.	1,318	276,450
Xylem, Inc.	2,369	286,910
		1,420,349
Media — 0.1%
Nexstar Media Group, Inc., Class A	1,848	276,276
Metals and Mining — 0.8%
Nucor Corp.	17,583	1,868,370
Multiline Retail — 0.1%
Target Corp.	1,206	294,071
Oil, Gas and Consumable Fuels — 0.8%
Coterra Energy, Inc.	32,000	642,560
Ovintiv, Inc.	8,118	282,182
Pioneer Natural Resources Co.	1,598	284,955
Texas Pacific Land Corp.	465	562,078
		1,771,775
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	8,480	554,168
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	861	285,912
Pharmaceuticals — 1.6%
Pfizer, Inc.	70,444	3,784,956
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	3,410	286,236
ManpowerGroup, Inc.	3,037	272,206
		558,442
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	2,888	276,006
Road and Rail — 1.7%
J.B. Hunt Transport Services, Inc.	1,499	286,549
Old Dominion Freight Line, Inc.	10,139	3,601,068
		3,887,617
Semiconductors and Semiconductor Equipment — 17.0%
Advanced Micro Devices, Inc.(1)	22,003	3,484,615
Applied Materials, Inc.	20,138	2,964,112
Broadcom, Inc.	542	300,095
Enphase Energy, Inc.(1)	7,185	1,796,250

Entegris, Inc.	1,998	291,868
KLA Corp.	7,280	2,971,186
Lam Research Corp.	4,536	3,083,800
Lattice Semiconductor Corp.(1)	18,897	1,434,849
Micron Technology, Inc.	3,511	294,924
MKS Instruments, Inc.	1,872	284,843
Monolithic Power Systems, Inc.	4,947	2,737,967
NVIDIA Corp.	10,392	3,395,690
ON Semiconductor Corp.(1)	58,471	3,591,874
Power Integrations, Inc.	8,535	853,756
Qorvo, Inc.(1)	13,757	2,011,686
QUALCOMM, Inc.	16,576	2,992,963
SolarEdge Technologies, Inc.(1)	860	281,874
Synaptics, Inc.(1)	1,102	311,028
Teradyne, Inc.	12,070	1,845,141
Texas Instruments, Inc.	21,795	4,192,704
Universal Display Corp.	4,050	579,352
Xilinx, Inc.	1,365	311,834
		40,012,411
Software — 16.5%
Adobe, Inc.(1)	6,763	4,530,196
Aspen Technology, Inc.(1)	1,925	279,183
Autodesk, Inc.(1)	19,728	5,014,660
Cadence Design Systems, Inc.(1)	21,469	3,809,889
Crowdstrike Holdings, Inc., Class A(1)	10,405	2,259,342
Datadog, Inc., Class A(1)	1,673	298,279
Dolby Laboratories, Inc., Class A	3,472	289,600
Fair Isaac Corp.(1)	1,717	606,324
Fortinet, Inc.(1)	10,075	3,346,008
HubSpot, Inc.(1)	3,187	2,571,622
Intuit, Inc.	895	583,808
Microsoft Corp.	1,777	587,458
Oracle Corp. (New York)	3,230	293,090
Palo Alto Networks, Inc.(1)	565	309,021
Paycom Software, Inc.(1)	5,354	2,342,268
Paylocity Holding Corp.(1)	1,173	295,995
ServiceNow, Inc.(1)	5,651	3,660,153
Synopsys, Inc.(1)	1,744	594,704
Trade Desk, Inc. (The), Class A(1)	17,513	1,811,194
Workday, Inc., Class A(1)	1,096	300,556
Zoom Video Communications, Inc., Class A(1)	23,219	4,908,729
		38,692,079
Specialty Retail — 10.1%
Advance Auto Parts, Inc.	1,273	280,977
AutoNation, Inc.(1)	4,702	582,343
AutoZone, Inc.(1)	161	292,548
Best Buy Co., Inc.	2,482	265,227
Dick's Sporting Goods, Inc.	6,688	786,241
Five Below, Inc.(1)	1,418	288,478
Floor & Decor Holdings, Inc., Class A(1)	13,754	1,773,028
Foot Locker, Inc.	11,600	529,424
Home Depot, Inc. (The)	738	295,650
Lowe's Cos., Inc.	2,381	582,369
O'Reilly Automotive, Inc.(1)	6,448	4,114,856
Ross Stores, Inc.	44,772	4,884,177

TJX Cos., Inc. (The)	50,719	3,519,899
Ulta Beauty, Inc.(1)	11,733	4,504,885
Williams-Sonoma, Inc.	5,673	1,105,327
		23,805,429
Technology Hardware, Storage and Peripherals — 1.5%
Apple, Inc.	1,861	307,623
HP, Inc.	9,318	328,739
NetApp, Inc.	3,459	307,436
Pure Storage, Inc., Class A(1)	21,985	680,876
Seagate Technology Holdings plc	17,712	1,818,491
		3,443,165
Textiles, Apparel and Luxury Goods — 2.5%
Crocs, Inc.(1)	8,783	1,440,588
lululemon athletica, Inc.(1)	6,538	2,970,933
NIKE, Inc., Class B	1,746	295,493
Ralph Lauren Corp.	2,413	280,004
Tapestry, Inc.	23,319	935,558
		5,922,576
Trading Companies and Distributors — 0.1%
SiteOne Landscape Supply, Inc.(1)	1,210	290,836
TOTAL COMMON STOCKS (Cost $213,199,665)		234,231,926
TEMPORARY CASH INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $973,334)	973,334	973,334
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $214,172,999)		235,205,260
OTHER ASSETS AND LIABILITIES†		8,699
TOTAL NET ASSETS — 100.0%		$235,213,959

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.